MMA Praxis Mutual Funds

May 5, 2006


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:   MMA Praxis Mutual Funds (the "Trust")
      File Nos. 33-69724; 811-8056

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 22 to the registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 22 has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary


        303 Broadway, Suite 1100 o Cincinnati, Ohio 45202 o 513.362.8217
                              o (fax) 513.362.8314